TAXATION - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Effective tax rate on (loss)/profit before tax	231.30%	39.00%	43.10%
Deferred tax credit	£ 38	£ (6)	£ 197